Prepayments and Other Assets	12 Months Ended
Oct. 31, 2023
Prepayments and Other Assets [Abstract]
PREPAYMENTS AND OTHER ASSETS

Note 5 — PREPAYMENTS AND OTHER ASSETS

Prepayments and other assets consisted of the following:

	October 31, 2023	October 31, 2022

Prepayment for fuel and other costs	$3,509,770	$6,828,645
Prepayment for keyman insurance	894,561	871,490
Others (i)	51,971	787,853
Total	$4,456,302	$8,487,988
Including:
Prepayments and other current assets	$3,561,741	$6,949,397
Prepayments and other non-current assets (i)	$894,561	$1,538,591

(i)	Included deferred offering cost of $nil and $667,101 as of October 31, 2023 and 2022, respectively.